SCHEDULE OF INFORMATION RELATED TO COMMON STOCK WARRANTS (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Warrants And Options
Warrant Outstanding Beginning Balance	45,701
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares	$ 580.12
Warrant Outstanding, Granted	36,788,155
Weighted Average Exercise Price Outstanding, Granted | $ / shares	$ 0.42
Warrant Outstanding, Exercised	(4,376,820)
Weighted Average Exercise Price Outstanding, Exercised	0.12
Warrant Outstanding, Forfeited	(20,555)
Weighted Average Exercise Price Outstanding, Forfeited | $ / shares
Warrant Outstanding Ending Balance	32,436,481
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares	$ 1.18
Common Stock Warrants Exercisable	32,436,481
Weighted Average Exercise Price Exercisable | $ / shares	$ 1.18